Operating segment data (Tables)	12 Months Ended
Dec. 31, 2019
Operating segment data
Schedule of operating segment data

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2019	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,641,052	Ps.	726,685	Ps.	323,035	Ps.	111,020	Ps.	473,615	Ps.	5,715,147	Ps.	941,349	Ps.	331,393	Ps.	3,168,968
Tourist
Acapulco		227,954		40,241		63,102		43,286		53,812		1,419,091		452,731		63,333		1,269,386
Mazatlán		321,313		52,857		34,573		17,514		52,626		1,261,473		153,667		34,573		541,430
Zihuatanejo		191,512		25,596		22,876		18,660		43,614		605,929		122,048		22,876		524,549
Regional
Chihuahua		411,393		67,021		124,701		17,974		67,379		888,950		157,533		135,394		699,711
Culiacan		617,979		66,286		68,960		18,658		96,278		1,021,410		140,294		69,834		579,084
Durango		150,130		13,433		36,677		7,537		23,014		329,251		104,720		36,677		210,111
San Luis Potosi		174,340		35,631		110,743		12,857		27,938		736,196		470,919		110,743		639,981
Tampico		197,160		28,057		61,823		9,218		31,808		424,573		143,603		61,823		326,939
Torreon		201,446		23,683		18,343		9,883		31,658		394,575		129,541		18,639		285,823
Zacatecas		141,500		13,945		6,842		7,813		31,135		276,150		113,357		6,842		212,224
Border
Ciudad Juarez		380,271		55,990		17,650		11,799		61,374		602,764		211,678		31,452		362,169
Reynosa		113,515		18,240		112,031		8,189		26,375		676,207		400,642		113,242		549,139
Hotel
NH T2 Hotel		—		255,393		—		39,546		77,325		518,590		201,012		9,190		—
Hilton Garden Inn		—		103,474		—		11,382		32,345		301,362		34,001		82		—
Industrial Park:
VYNMSA		—		41,981		—		19,548		15,622		390,478		185,094		46,160		—
Other		—		5,651,607		—		50,368		4,891,268		17,432,325		6,554,142		3,194		—
Total		5,769,565		7,220,120		1,001,356		415,252		6,037,186		32,994,471		10,516,331		1,095,447		9,369,514

Eliminations		(16,903)		(5,400,515)		(46,522)		—		(1,181,880)		(15,717,510)		(3,126,865)		(46,522)		(102,403)

Consolidated	Ps.	5,752,662	Ps.	1,819,605	Ps.	954,834	Ps.	415,252	Ps.	4,855,306	Ps.	17,276,961	Ps.	7,389,466	Ps.	1,048,925	Ps.	9,267,111

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2018	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,447,993	Ps.	649,393	Ps.	232,698	Ps.	103,454	Ps.	815,055	Ps.	5,350,950	Ps.	742,350	Ps.	282,514	Ps.	2,935,333
Tourist
Acapulco		182,663		34,279		279,099		33,125		43,460		1,415,909		467,444		279,099		1,246,261
Mazatlán		276,126		46,754		31,308		16,594		81,654		1,256,447		164,075		31,306		523,655
Zihuatanejo		167,578		22,934		13,534		18,266		43,595		617,071		117,245		13,587		518,134
Regional
Chihuahua		364,755		56,128		141,546		13,462		103,980		874,960		170,457		141,908		590,944
Culiacan		539,540		57,313		33,888		17,408		145,767		978,514		153,687		34,035		526,881
Durango		112,310		10,822		13,788		6,558		29,339		294,355		76,831		13,788		179,567
San Luis Potosi		167,030		30,275		231,726		8,711		39,665		635,811		385,551		231,726		540,721
Tampico		190,502		26,891		26,169		8,604		47,618		333,070		75,739		26,169		273,340
Torreon		184,396		22,655		19,990		9,426		48,883		352,659		111,946		19,990		276,164
Zacatecas		105,626		11,935		9,655		7,460		27,667		261,320		86,236		9,656		212,093
Border
Ciudad Juarez		310,892		45,287		9,096		11,631		89,551		496,472		153,823		9,096		353,807
Reynosa		106,867		14,810		144,830		7,909		30,104		567,054		309,368		153,562		443,771
Hotel
NH T2 Hotel		—		246,065		—		22,969		67,250		308,727		29,626		5,772		—
Hilton Garden Inn		—		100,051		—		10,840		28,973		248,633		7,260		5,208		—
Industrial Park:
VYNMSA		—		28,190		—		14,260		8,276		344,931		139,277		97,153		—
Other		—		4,433,390		—		41,068		4,135,788		15,504,577		6,069,798		5,616		—
Total		5,156,278		5,837,172		1,187,327		351,745		5,786,625		29,841,460		9,260,713		1,360,185		8,620,671

Eliminations		(16,226)		(4,211,675)		(45,822)		—		(1,654,089)		(14,250,976)		(2,182,156)		(45,822)		(54,015)

Consolidated	Ps.	5,140,052	Ps.	1,625,497	Ps.	1,141,505	Ps.	351,745	Ps.	4,132,536	Ps.	15,590,484	Ps.	7,078,557	Ps.	1,314,363	Ps.	8,566,656

					Construction		Depreciation										Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		Capital		in airport
December 31, 2017	revenues		revenues		revenues		amortization		income		segment		segment		investments		concessions

Metropolitan
Monterrey	Ps.	2,046,097	Ps.	547,586	Ps.	367,214	Ps.	84,132	Ps.	518,737	Ps.	4,993,403	Ps.	826,644	Ps.	505,445	Ps.	2,785,385
Tourist
Acapulco		158,448		34,089		372,253		20,105		38,531		1,197,164		282,120		372,253		996,944
Mazatlán		249,479		47,819		30,205		15,815		59,470		1,128,244		150,567		30,223		508,123
Zihuatanejo		167,550		27,334		28,039		17,347		38,977		596,780		116,609		28,138		520,632
Regional
Chihuahua		308,746		52,742		122,412		12,682		72,298		903,724		213,533		122,448		460,816
Culiacan		409,399		53,296		43,362		16,147		92,556		816,623		126,234		44,389		508,523
Durango		100,884		11,061		19,974		6,140		22,389		292,704		67,734		19,991		170,869
San Luis Potosi		149,823		24,603		108,756		7,934		29,078		449,272		232,186		108,756		316,361
Tampico		171,550		25,859		46,740		7,697		39,483		316,409		83,646		46,740		254,622
Torreon		156,158		22,478		20,018		8,726		35,743		371,887		111,569		20,018		264,450
Zacatecas		95,153		12,172		19,175		6,815		19,354		276,803		90,328		19,175		208,814
Border
Ciudad Juarez		244,891		40,676		31,917		11,103		57,113		480,320		124,745		33,404		355,659
Reynosa		104,311		15,094		127,353		6,616		23,881		440,857		208,144		127,353		305,411
Hotel
NH T2 Hotel		—		250,777		—		20,799		75,797		289,844		32,374		1,338		—
Hilton Garden Inn		—		90,875		—		10,111		25,680		250,264		8,857		9,090		—
Industrial Park:
VYNMSA		—		12,914		—		9,200		(1,767)		242,220		43,260		70,726		—
Other		—		4,034,440		—		37,836		3,353,545		13,789,549		5,756,750		30,664		—
Total		4,362,489		5,303,815		1,337,418		299,205		4,500,865		26,836,067		8,475,300		1,590,151		7,656,609

Eliminations		(15,458)		(3,847,477)		(10,960)		—		(1,261,746)		(12,635,267)		(1,503,815)		(8,192)		(8,192)

Consolidated	Ps.	4,347,031	Ps.	1,456,338	Ps.	1,326,458	Ps.	299,205	Ps.	3,239,119	Ps.	14,200,800	Ps.	6,971,485	Ps.	1,581,959	Ps.	7,648,417